Note 17 - Non-controlling Interests in Subsidiaries (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Noncontrolling Interests		$ 0	$ 10,140,000	$ 0
Net Income (Loss) Attributable to Noncontrolling Interest		(911,370)	(374,068)	$ (0)
M/V Maria and M/V Christos K [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	39.00%
Proceeds from Noncontrolling Interests	$ 10,140,000
Subsidiary, Ownership Percentage, Parent	61.00%
Net Income (Loss) Attributable to Noncontrolling Interest		$ 911,370	$ 374,068